Marketable Securities	12 Months Ended
Dec. 31, 2020
Disclosure Of Detailed Information About Marketable Securities Explanatory [Abstract]
MARKETABLE SECURITIES

NOTE 4:- MARKETABLE SECURITIES

The following table summarizes the composition of the Group’s investment in marketable securities:

	December 31,
	2020	2019
Convertible bonds designated at fair value through profit or loss (1)	1,238	1,112
Corporate bonds at Fair value through other comprehensive income	-	5,488
	$1,238	$6,600

(1)	The consolidated statements of profit or loss for the years ended 2018, 2019 and 2020 include gains (losses) from marketable securities designated at fair value through profit or loss in amounts of $53, ($35) and $126, respectively.